Notes Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest expense	$ 249,907	$ 389,756	$ 246,914	$ 43,394
Amortization of debt discount	1,309,125	$ 1,002,815	$ 1,460,309
Notes Payable [Member]
Interest expense	22,775
Amortization of debt discount	$ 182,219